Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2013

Collection Period Start	1-Sep-13	Distribution Date	15-Oct-13
Collection Period End	30-Sep-13	30/360 Days	30
Beg. of Interest Period	16-Sep-13	Actual/360 Days	29
End of Interest Period	15-Oct-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	271,637,156.43	231,596,088.08	0.2196854
Total Securities		1,054,216,867.47	271,637,156.43	231,596,088.08	0.2196854
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.381200%	250,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.040000%	339,000,000.00	34,420,288.96	0.00	0.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	52,379,220.61	0.9030900
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	34,420,288.96	29,830.92	101.5347757	0.0879968
Class A-4 Notes	5,620,779.39	59,933.33	96.9099895	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	40,041,068.35	89,764.25

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,283,142.12
Monthly Interest				1,365,539.92
Total Monthly Payments				4,648,682.04

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				178,274.32
Aggregate Sales Proceeds Advance				18,315,588.42
Total Advances				18,493,862.74

Vehicle Disposition Proceeds:
Reallocation Payments				25,680,576.00
Repurchase Payments				1,856,098.37
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,650,141.55
Excess Wear and Tear and Excess Mileage				222,253.98
Remaining Payoffs				0.00
Net Insurance Proceeds				85,916.08
Residual Value Surplus				576,473.73
Total Collections				60,214,004.49

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	16,975,714.00			1,132
Involuntary Repossession	64,107.00			5
Voluntary Repossession	44,583.00			3
Full Termination	8,596,172.00			558
Bankruptcy
Insurance Payoff		85,763.16		5
Customer Payoff			287,953.36	18
Grounding Dealer Payoff			4,857,074.62	264
Dealer Purchase			2,426,525.38	121
Total	25,680,576.00	85,763.16	7,571,553.36	2,106

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	15,433	299,111,331.02	7.00000%	271,637,156.43
Total Depreciation Received		(3,926,539.21)		(3,519,628.16)
Principal Amount of Gross Losses	(14)	(239,426.91)		(220,472.75)
Repurchase / Reallocation	(114)	(2,061,565.16)		(1,856,098.37)
Early Terminations	(1,065)	(18,787,860.64)		(16,924,405.23)
Scheduled Terminations	(1,048)	(19,608,153.21)		(17,520,463.84)
Pool Balance - End of Period	13,192	254,487,785.89		231,596,088.08

Remaining Pool Balance
Lease Payment				24,129,372.33
Residual Value				207,466,715.75
Total				231,596,088.08

III. DISTRIBUTIONS

Total Collections					60,214,004.49
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					60,214,004.49

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					165,351.36
3. Reimbursement of Sales Proceeds Advance					17,225,642.66
4. Servicing Fee:
Servicing Fee Due					226,364.30
Servicing Fee Paid					226,364.30
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					17,617,358.32

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					29,830.92

Class A-3 Notes Monthly Interest Paid					29,830.92
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	89,764.25
Total Note and Certificate Monthly Interest Paid	89,764.25
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	42,506,881.92

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	40,041,068.35

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	40,041,068.35
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,465,813.57

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,465,813.57
Gross Reserve Account Balance		18,279,066.58
Remaining Available Collections Released to Seller		2,465,813.57
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.69
Monthly Prepayment Speed		112%
Lifetime Prepayment Speed		86%

	$	units
Recoveries of Defaulted and Casualty Receivables	260,966.00
Securitization Value of Defaulted Receivables and Casualty Receivables	220,472.75	14
Aggregate Defaulted and Casualty Gain (Loss)	40,493.25
Pool Balance at Beginning of Collection Period	271,637,156.43
Net Loss Ratio	0.0149%

Cumulative Net Losses for all Periods	-0.0013%	(13,618.92)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,445,607.27	147
61-90 Days Delinquent	475,681.23	27
91-120+ Days Delinquent	239,861.03	14
Total Delinquent Receivables:	3,161,149.53	188
60+ Days Delinquencies as Percentage of Receivables	0.26%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	25,571,886.00	1,689
Securitization Value	27,312,597.69
Aggregate Residual Gain (Loss)	(1,740,711.69)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	279,490,674.44	17,312
Cumulative Securitization Value	289,034,944.82
Cumulative Residual Gain (Loss)	(9,544,270.38)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		23,433,734.16
Reimbursement of Outstanding Advance		17,225,642.66
Additional Advances for current period		18,315,588.42
Ending Balance of Residual Advance		24,523,679.92

Beginning Balance of Payment Advance		392,660.08
Reimbursement of Outstanding Payment Advance		165,351.36
Additional Payment Advances for current period		178,274.32
Ending Balance of Payment Advance		405,583.04

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No